UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22427

Investment Company Act File Number

MSAR Completion Portfolio

(Formerly, Multi-Sector Option Strategy Portfolio)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

MSAR Completion Portfolio

July 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 4.8%

Security	Principal Amount (000’s omitted)	Value
Agriculture — 0.5%
Altria Group, Inc., 8.50%, 11/10/13	$1,000	$1,095,436

		$1,095,436

Beverages — 1.0%
Anheuser-Busch Cos., Inc., 5.50%, 1/15/18	$1,000	$1,204,732
Coca-Cola Refreshments USA, Inc., 1.125%, 11/12/13	1,200	1,207,328

		$2,412,060

Commercial Services — 0.4%
Western Union Co. (The), 6.50%, 2/26/14	$1,000	$1,088,502

		$1,088,502

Electric — 0.6%
PPL Energy Supply, LLC, 6.50%, 5/1/18	$1,200	$1,394,870

		$1,394,870

Entertainment — 0.5%
International Game Technology, 7.50%, 6/15/19	$1,100	$1,327,563

		$1,327,563

Office Equipment/Supplies — 0.5%
Xerox Corp., 6.40%, 3/15/16	$1,150	$1,312,005

		$1,312,005

Oil & Gas — 0.4%
Statoil ASA, 3.875%, 4/15/14	$1,000	$1,055,338

		$1,055,338

Retail — 0.9%
Home Depot, Inc., 5.25%, 12/16/13	$1,087	$1,158,691
Staples, Inc., 9.75%, 1/15/14	1,000	1,114,429

		$2,273,120

Total Corporate Bonds & Notes (identified cost $11,813,217)		$11,958,894

Commercial Mortgage-Backed Securities — 35.1%

Security	Principal Amount (000’s omitted)	Value
BACM, Series 2003-1, Class A2, 4.648%, 9/11/36	$2,310	$2,338,466
BACM, Series 2003-2, Class A4, 5.061%, 3/11/41(1)	1,500	1,552,674
BACM, Series 2004-1, Class A4, 4.76%, 11/10/39	2,175	2,272,276
BACM, Series 2004-6, Class A5, 4.811%, 12/10/42	1,500	1,613,002
BACM, Series 2005-1, Class A5, 5.176%, 11/10/42(1)	1,916	2,111,322
BSCMS, Series 2002-TOP8, Class A2, 4.83%, 8/15/38	705	705,453
BSCMS, Series 2003-T10, Class A2, 4.74%, 3/13/40	2,771	2,813,918
BSCMS, Series 2004-PWR4, Class A2, 5.286%, 6/11/41(1)	1,202	1,237,303
BSCMS, Series 2004-T14, Class A4, 5.20%, 1/12/41(1)	1,250	1,317,831
CGCMT, Series 2004-C1, Class A3, 5.251%, 4/15/40(1)	217	221,358

Security	Principal Amount (000’s omitted)	Value
CGCMT, Series 2004-C1, Class A4, 5.361%, 4/15/40(1)	$1,030	$1,099,523
CGCMT, Series 2004-C2, Class A5, 4.733%, 10/15/41	1,300	1,392,018
CSFB, Series 2002-CP5, Class A2, 4.94%, 12/15/35	1,008	1,012,586
CSFB, Series 2003-C3, Class A5, 3.936%, 5/15/38	1,745	1,770,411
CSFB, Series 2003-C3, Class D, 4.131%, 5/15/38	2,250	2,260,421
CSFB, Series 2003-C5, Class D, 5.116%, 12/15/36(1)	2,200	2,247,217
CSFB, Series 2004-C2, Class A2, 5.416%, 5/15/36(1)	1,475	1,570,752
CSFB, Series 2004-C3, Class A5, 5.113%, 7/15/36(1)	2,595	2,777,403
CSFB, Series 2004-C4, Class A5, 4.514%, 10/15/39	1,500	1,528,952
GCCFC, Series 2002-C1, Class A4, 4.948%, 1/11/35	1,126	1,131,003
GCCFC, Series 2003-C1, Class D, 4.29%, 7/5/35(2)	1,250	1,266,175
GCCFC, Series 2003-C2, Class A3, 4.533%, 1/5/36	103	102,519
GECMC, Series 2002-3A, Class A2, 4.996%, 12/10/37	969	970,399
GECMC, Series 2004-C1, Class A3, 4.596%, 11/10/38	927	957,513
GECMC, Series 2004-C2, Class A4, 4.893%, 3/10/40	1,260	1,328,632
GECMC, Series 2004-C3, Class A4, 5.189%, 7/10/39(1)	1,790	1,908,400
GECMC, Series 2005-C1, Class A3, 4.578%, 6/10/48	1,014	1,029,752
GMACC, Series 2002-C3, Class A2, 4.93%, 7/10/39	1,112	1,118,086
GMACC, Series 2004-C3, Class A5, 4.864%, 12/10/41	2,000	2,138,706
GSMS, Series 2003-C1, Class A3, 4.608%, 1/10/40	2,092	2,109,672
GSMS, Series 2004-GG2, Class A6, 5.396%, 8/10/38(1)	3,375	3,625,487
JPMCC, Series 2002-C1, Class A3, 5.376%, 7/12/37	51	50,811
JPMCC, Series 2002-C3, Class A2, 4.994%, 7/12/35	1,142	1,150,741
JPMCC, Series 2002-CIB5, Class A2, 5.161%, 10/12/37	435	435,632
JPMCC, Series 2003-CB7, Class A4, 4.879%, 1/12/38(1)	1,864	1,933,939
JPMCC, Series 2003-LN1, Class A2, 4.92%, 10/15/37(1)	1,700	1,757,841
JPMCC, Series 2004-C1, Class A3, 4.719%, 1/15/38	1,000	1,039,053
JPMCC, Series 2004-CB8, Class A3, 4.007%, 1/12/39	259	259,844
JPMCC, Series 2005-CB11, Class A3, 5.197%, 8/12/37	1,034	1,064,914
JPMCC, Series 2005-LDP1, Class A3, 4.865%, 3/15/46	1,150	1,165,710
JPMCC, Series 2005-LDP3, Class A3, 4.959%, 8/15/42	428	434,976
LB-UBS, Series 2002-C4, Class A5, 4.853%, 9/15/31	91	91,480
LB-UBS, Series 2003-C1, Class A4, 4.394%, 3/15/32	1,311	1,326,911
LB-UBS, Series 2003-C7, Class A4, 4.931%, 9/15/35(1)	4,000	4,128,170
LB-UBS, Series 2004-C4, Class A4, 5.272%, 6/15/29(1)	2,000	2,132,534
MLMT, Series 2004-BPC1, Class A4, 4.724%, 10/12/41(1)	1,000	1,019,022
MSC, Series 2003-IQ4, Class A2, 4.07%, 5/15/40	1,267	1,287,536
MSC, Series 2003-IQ5, Class A4, 5.01%, 4/15/38	1,667	1,712,819
MSC, Series 2003-IQ6, Class A4, 4.97%, 12/15/41	1,250	1,306,180
MSC, Series 2004-IQ7, Class A4, 5.398%, 6/15/38(1)	1,250	1,324,630
MSC, Series 2004-IQ8, Class A5, 5.11%, 6/15/40(1)	2,443	2,579,307
MSDWC, Series 2003-HQ2, Class A2, 4.92%, 3/12/35	3,098	3,138,458
NASC, Series 1998-D6, Class A3, 7.263%, 3/15/30(1)	2,313	2,372,639
WBCMT, Series 2003-C5, Class A2, 3.989%, 6/15/35	2,066	2,099,111
WBCMT, Series 2004-C11, Class A5, 5.215%, 1/15/41(1)	1,500	1,597,981
WBCMT, Series 2004-C12, Class A4, 5.311%, 7/15/41(1)	2,065	2,210,347

Total Commercial Mortgage-Backed Securities (identified cost $84,814,601)		$87,149,816

Call Options Purchased — 0.0%(3)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	51	$1,455.00	8/3/12	$383
S&P 500 Index	51	1,455.00	8/10/12	2,423
S&P 500 Index	51	1,465.00	8/18/12	2,805
S&P 500 Index	51	1,475.00	8/24/12	3,697
S&P 500 Index FLEX	51	1,475.00	8/2/12	0
S&P 500 Index FLEX	51	1,445.00	8/8/12	811
S&P 500 Index FLEX	51	1,440.00	8/9/12	1,721
S&P 500 Index FLEX	51	1,450.00	8/14/12	2,742
S&P 500 Index FLEX	51	1,475.00	8/16/12	844
S&P 500 Index FLEX	51	1,445.00	8/21/12	8,817
S&P 500 Index FLEX	51	1,445.00	8/22/12	9,653
S&P 500 Index FLEX	51	1,490.00	8/28/12	2,322

Total Call Options Purchased (identified cost $30,957)				$36,218

Put Options Purchased — 0.9%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	51	$1,215.00	8/3/12	$128
S&P 500 Index	51	1,225.00	8/10/12	1,148
S&P 500 Index	51	1,230.00	8/18/12	4,207
S&P 500 Index	51	1,245.00	8/24/12	10,837
S&P 500 Index	125	1,350.00	11/17/12	597,500
S&P 500 Index	125	1,250.00	12/22/12	391,250
S&P 500 Index	75	1,300.00	12/22/12	321,750
S&P 500 Index	155	1,325.00	12/22/12	785,850
S&P 500 Index FLEX	51	1,235.00	8/2/12	0
S&P 500 Index FLEX	51	1,200.00	8/8/12	47
S&P 500 Index FLEX	51	1,195.00	8/9/12	70
S&P 500 Index FLEX	51	1,210.00	8/14/12	824
S&P 500 Index FLEX	51	1,245.00	8/16/12	3,569
S&P 500 Index FLEX	51	1,190.00	8/21/12	2,023
S&P 500 Index FLEX	51	1,180.00	8/22/12	1,875
S&P 500 Index FLEX	51	1,235.00	8/28/12	11,308

Total Put Options Purchased (identified cost $3,059,167)				$2,132,386

Short-Term Investments — 59.4%

U.S. Treasury Obligations — 42.3%
Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.08%, 9/27/12	$20,000	$19,997,860
U.S. Treasury Bill, 0.087%, 9/20/12	25,000	24,997,650

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.112%, 11/15/12	$40,000	$39,987,040
U.S. Treasury Bill, 0.128%, 10/11/12	20,000	19,996,640

Total U.S. Treasury Obligations (identified cost $104,976,226)		$104,979,190

Other — 17.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(4)	$42,383	$42,383,398

Total Other (identified cost $42,383,398)		$42,383,398

Total Short-Term Investments (identified cost $147,359,624)		$147,362,588

Total Investments — 100.2% (identified cost $247,077,566)		$248,639,902

Call Options Written — (0.2)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	51	$1,390.00	8/3/12	$(30,600)
S&P 500 Index	51	1,390.00	8/10/12	(50,490)
S&P 500 Index	51	1,400.00	8/18/12	(44,880)
S&P 500 Index	51	1,410.00	8/24/12	(44,370)
S&P 500 Index FLEX	51	1,410.00	8/2/12	(717)
S&P 500 Index FLEX	51	1,380.00	8/8/12	(65,277)
S&P 500 Index FLEX	51	1,375.00	8/9/12	(82,483)
S&P 500 Index FLEX	51	1,385.00	8/14/12	(72,870)
S&P 500 Index FLEX	51	1,410.00	8/16/12	(30,247)
S&P 500 Index FLEX	51	1,380.00	8/21/12	(104,406)
S&P 500 Index FLEX	51	1,380.00	8/22/12	(106,984)
S&P 500 Index FLEX	51	1,425.00	8/28/12	(32,051)

Total Call Options Written (premiums received $390,557)				$(665,375)

Put Options Written — (0.1)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	51	$1,280.00	8/3/12	$(765)
S&P 500 Index	51	1,290.00	8/10/12	(7,012)
S&P 500 Index	51	1,295.00	8/18/12	(15,810)
S&P 500 Index	51	1,310.00	8/24/12	(36,720)
S&P 500 Index FLEX	51	1,300.00	8/2/12	(7)
S&P 500 Index FLEX	51	1,265.00	8/8/12	(846)
S&P 500 Index FLEX	51	1,260.00	8/9/12	(1,030)
S&P 500 Index FLEX	51	1,275.00	8/14/12	(5,697)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index FLEX	51	$1,310.00	8/16/12	$(19,136)
S&P 500 Index FLEX	51	1,255.00	8/21/12	(8,853)
S&P 500 Index FLEX	51	1,245.00	8/22/12	(7,936)
S&P 500 Index FLEX	51	1,300.00	8/28/12	(35,217)

Total Put Options Written (premiums received $397,188)				$(139,029)

Other Assets, Less Liabilities — 0.1%				$298,355

Net Assets — 100.0%				$248,133,853

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

BACM	-	Bank of America Commercial Mortgage, Inc.

BSCMS	-	Bear Stearns Commercial Mortgage Securities, Inc.

CGCMT	-	Citigroup Commercial Mortgage Trust

CSFB	-	Credit Suisse First Boston Mortgage Securities Corp.

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

GCCFC	-	Greenwich Capital Commercial Funding Corp.

GECMC	-	General Electric Commercial Mortgage Corp.

GMACC	-	GMAC Commercial Mortgage Securities, Inc.

GSMS	-	Goldman Sachs Mortgage Securities Corp. II

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

LB-UBS	-	LB-UBS Commercial Mortgage Trust

MLMT	-	Merrill Lynch Mortgage Trust

MSC	-	Morgan Stanley Capital I

MSDWC	-	Morgan Stanley Dean Witter Capital I

NASC	-	Nomura Asset Securities Corp.

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

(1)	Weighted average fixed-rate coupon that changes/updates monthly.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2012, the aggregate value of these securities is $1,266,175 or 0.5% of the Portfolio’s net assets.

(3)	Amount is less than 0.05%.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2012 was $29,720.

A summary of open financial instruments at July 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/12	38 U.S. 10-Year Treasury Note	Long	$5,025,866	$5,116,937	$91,071
9/12	120 U.S. Ultra-Long Treasury Bond	Long	19,668,970	20,700,000	1,031,030

					$1,122,101

Written options activity for the fiscal year to date ended July 31, 2012 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	2,795	$2,868,566
Options written	20,664	13,363,728
Options exercised	(6,828)	(3,462,997)
Options expired	(15,407)	(11,981,552)

Outstanding, end of period	1,224	$787,745

At July 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives and its use of derivatives, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio seeks to generate incremental return by writing a series of call and put option spread transactions on an index of common stocks. If the index appreciates or depreciates sufficiently over the period to offset the net premium received, the Portfolio will incur a net loss. The amount of potential loss in the event of a sharp market movement is subject to a cap defined by the difference in strike prices between written and purchased call and put options, and the notional value of the positions. The Portfolio also entered into certain purchased put options and futures contracts to hedge against fluctuations in security prices of investments held by Eaton Vance Multi-Strategy Absolute Return Fund for which the Portfolio serves as its completion portfolio.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against fluctuations in interest rates and to manage its effective duration, the Portfolio purchases and sells U.S. Treasury futures contracts and options thereon.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2012 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative
Equity Price	Purchased Options	$2,168,604		$—
Equity Price	Written Options	—		(804,404)

		$2,168,604		$(804,404)

Interest Rate	Futures Contracts	$1,122,101	*	$—

		$1,122,101		$—

*	Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$248,519,540

Gross unrealized appreciation	$2,047,938
Gross unrealized depreciation	(1,927,576)

Net unrealized appreciation	$120,362

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$11,958,894	$—	$11,958,894
Commercial Mortgage-Backed Securities	—	87,149,816	—	87,149,816
Call Options Purchased	9,308	26,910	—	36,218
Put Options Purchased	2,112,670	19,716	—	2,132,386
Short-Term Investments - U.S. Treasury Obligations	—	104,979,190	—	104,979,190
Other	—	42,383,398	—	42,383,398
Total Investments	$2,121,978	$246,517,924	$—	$248,639,902
Futures Contracts	$1,122,101	$—	$—	$1,122,101
Total	$3,244,079	$246,517,924	$—	$249,762,003

Liability Description
Call Options Written	$(170,340)	$(495,035)	$—	$(665,375)
Put Options Written	(60,307)	(78,722)	—	(139,029)
Total	$(230,647)	$(573,757)	$—	$(804,404)

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSAR Completion Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 24, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 24, 2012